Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2010 CNY (¥)	May 07, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 18, 2022 shares	May 08, 2022 shares	May 07, 2022 $ / shares	May 08, 2021 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Convenience price per share | (per share)		¥ 6.8792								$ 1
Net income before tax				¥ 235,000,000	$ 35,000,000	¥ 190,000,000	$ 28,300,000
Earn-out shares (in Shares)				3,540,960								3,000,000		3,000,000
Share price (in Dollars per share) | $ / shares													$ 20
earn-out shares (in Shares)						6,000,000	6,000,000
Earn-out liability amount | ¥				¥ 128,119
Earn-out liabilities | ¥		¥ 4,300		¥ 10,600
Technical development, advisory and others percentage		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Government subsidies | ¥				¥ 67		¥ 111
Other income						10,094	$ 1,464
Advertising and market promotion expenses		¥ 2,118	$ 307	4,794				¥ 9,588
Employee benefits amount		¥ 19,261		¥ 14,370		¥ 5,797				$ 2,793
VAT rates range		13.00%								13.00%
General reserve fund rate		10.00%	10.00%
Reserve fund percentage		50.00%	50.00%
Statutory surplus fund percentage		10.00%	10.00%
Surplus fund reached percentage		50.00%	50.00%
HCHY [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interests		49.00%								49.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)				3,000,000		3,000,000					61,500
Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share price (in Dollars per share) | $ / shares									$ 25
BeeLive [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total annual revenue | ¥		¥ 580,900		¥ 460,600		¥ 336,600
Revenue percentage		80.00%								80.00%
BeeLive [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additional shares (in Shares)		540,960	540,960	540,960	540,960	540,960	540,960
Weiliantong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		636,691								636,691
Total annual revenue | ¥		¥ 280,000
Revenue percentage		80.00%								80.00%
Earn-out liability, description		Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. Upon issuance of this report, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.	Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. Upon issuance of this report, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.
Weiliantong [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additional shareholder percentage		10.00%	10.00%
Weiliantong [Member] | Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total annual revenue | $	$ 360,000
Additional shareholder percentage	10.00%
SPAC and Beelive [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		995,118		3,540,960		3,540,960				995,118